Income Taxes - Additional Information (Detail) - CNY (¥) ¥ in Thousands				12 Months Ended
	Oct. 09, 2021	Nov. 02, 2018	Nov. 02, 2015	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021
Tax rate on taxable income		15.00%		15.00%
HNTE, reduced tax rate			15.00%
Withholding income tax rate							10.00%
Withholding income tax rate, Foreign invested enterprise						5.00%
Withholding income tax rate, ownership threshold				25.00%
Net operating loss carryforwards				¥ 94,697	¥ 31,218			¥ 67,714
Net operating loss carryforwards, valuation allowance				94,092	30,613			67,109
Net operating loss carryforwards, expected to be utilized				¥ 605	¥ 605			605
Net operating loss carryforwards, carry over period				5 years	10 years
Net operating loss carryforwards, expiration term				2024 to 2031
Accrued withholding tax on undistributed earnings of domestic subsidiaries				¥ 0
Increase in unrecognized tax benefits is reasonably possible				¥ 2,440				¥ 2,440
Chengdu Huize [Member]
Tax rate on taxable income	15.00%
Inland Revenue, Hong Kong [Member]
Tax rate on taxable income				16.50%
State Administration of Taxation, China [Member]
Tax rate on taxable income				25.00%
Peoples Replublic Of China Tax Authority [Member] | Minimum [Member]
Number of years open to income tax examination				5 years
Peoples Replublic Of China Tax Authority [Member] | Maximum [Member]
Number of years open to income tax examination				10 years